Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balances (in shares) at Oct. 31, 2013	6,570,734
Balances at Oct. 31, 2013	$ 8,679,435	$ 21,519,238	$ 30,198,673	$ (638,957)	$ 29,559,716
Share-based compensation, net (in shares)	313,508
Share-based compensation, net	$ 830,789		830,789		830,789
Repurchase and retirement of common stock (at cost) (in shares)	(44,464)
Repurchase and retirement of common stock (at cost)		(195,206)	(195,206)		(195,206)
Common stock dividends declared, $0.08 per share		(545,378)	(545,378)		(545,378)
Excess tax benefits from share-based compensation	$ 33,462		33,462		33,462
Net income (loss)		684,227	684,227	(61,320)	622,907
Balances (in shares) at Oct. 31, 2014	6,839,778
Balances at Oct. 31, 2014	$ 9,543,686	21,462,881	31,006,567	(700,277)	30,306,290
Share-based compensation, net (in shares)	(313,508)
Share-based compensation, net	$ 830,789		830,789		830,789
Net loss		684,227	684,227	(61,320)	622,907
Share-based compensation, net (in shares)	(300,406)
Share-based compensation, net	$ 818,807		818,807		818,807
Repurchase and retirement of common stock (at cost) (in shares)	(80,636)
Repurchase and retirement of common stock (at cost)		(379,675)	(379,675)		(379,675)
Common stock dividends declared, $0.08 per share		(559,946)	(559,946)		(559,946)
Excess tax benefits from share-based compensation	$ 519		519		519
Net income (loss)		(4,255,665)	(4,255,665)	(41,780)	(4,297,445)
Balances (in shares) at Oct. 31, 2015	7,059,548
Balances at Oct. 31, 2015	$ 10,363,012	16,267,595	26,630,607	(742,057)	25,888,550
Share-based compensation, net (in shares)	300,406
Share-based compensation, net	$ 818,807		818,807		818,807
Net loss		(4,255,665)	(4,255,665)	(41,780)	(4,297,445)
Share-based compensation, net (in shares)	(35,836)
Share-based compensation, net	$ 717,583		717,583		$ 717,583
Repurchase and retirement of common stock (at cost) (in shares)	(14,225)				14,225
Repurchase and retirement of common stock (at cost)		(40,150)	(40,150)		$ (40,150)
Net income (loss)		(1,778,822)	(1,778,822)	(22,172)	(1,800,994)
Balances (in shares) at Oct. 31, 2016	7,081,159
Balances at Oct. 31, 2016	$ 11,080,595	13,684,394	24,764,989		24,764,989
Share-based compensation, net (in shares)	35,836
Share-based compensation, net	$ 717,583		717,583		717,583
Net loss		(1,778,822)	(1,778,822)	(22,172)	$ (1,800,994)
Purchase of noncontrolling interest in consolidated subsidiary		$ (764,229)	$ (764,229)	$ 764,229